CONCENTRATION AND CREDIT RISK	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION AND CREDIT RISK

23. CONCENTRATION AND CREDIT RISK

(a) Customer Concentrations

The Company had the following customers that individually comprised 10% or more of net revenue for the years ended December 31, 2024 and 2023 as follows:

	For the Years Ended December 31,
	2024		2023		2022
Percentage of the Company’s sales of finished goods and raw materials
Customer A	49%		*	%	*	%
Customer B	16%		*	%	*	%
Customer C	16%		*	%	*	%
Customer D	*	%	17%		*	%
Customer E	*	%	12%		*	%
Customer F	*	%	*	%	44%
Customer G	*	%	23%		17%
Customer H	*	%	*	%	11%
Customer I	*	%	*	%	10%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of December 31, 2024 and 2023 as follows:

	As of December 31,
	2024	2023
Percentage of the Company’s accounts receivables
Customer J	42%	41%
Customer K	22%	22%
Customer F	20%	20%

(b) Supplier Concentration

The Company relies on third parties for the supply of raw materials. In instances where these parties fail to perform their obligations, the Company may find alternative suppliers in the open market.

The Company had the following suppliers that individually comprised 10% or more of net purchase for the years ended December 31, 2024, 2023 and 2022 as follows:

	For the Years Ended December 31,
	2024	2023		2022
Percentage of the Company’s net purchase of raw materials
Supplier A	40%	*	%	*	%
Supplier B	12%	*	%	*	%
Supplier C	* %	10%		36%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of December 31, 2024, 2023 and 2022 as follows:

	As of December 31,
	2024		2023
Percentage of the Company’s account payable
Supplier D	11%		*	%
Supplier E	*	%	11%

*	represent percentage less than 10%

(c) Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents and pledged deposits. As of December 31, 2024 and 2023 substantially all of the Company’s cash and cash equivalents were held by major financial institutions and online payment platforms located in the PRC, which management believes are of high credit quality. The Company has not experienced any losses on cash and cash equivalents to date. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

For the credit risk related to trade accounts receivable, the Company performs ongoing credit evaluations of its customers and, if necessary, maintains reserves for potential credit losses.